Financial instruments (Details) - Level 3 of fair value hierarchy [member] $ in Thousands	Dec. 31, 2022 CAD ($)
Current Portion Of Royalty Obligation [Member]
Statement [Line Items]
Financial liabilities	$ 179
Current Portion Of Acquisition Payable [Member]
Statement [Line Items]
Financial liabilities	$ 677